Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	¥ 1,858,263	$ 285,610	¥ 3,040,257
Temporary differences related to provision for advances to suppliers	533,377	81,979	533,377
Temporary differences related to provision for doubtful accounts	1,604,986	246,682	1,559,187
Other	6,859,651	1,054,309	8,142,650
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	23,180,705	3,562,809	32,411,960
Startup expenses and advertising fees	12,156,135	1,868,364	20,122,650
Temporary differences related to research and development credits	1,047,514	161,000	1,117,823
Temporary differences related to equity investments	2,599,887	399,595	1,629,449
Foreign tax credits	16,070,561	2,470,000	17,149,210
Temporary differences related to provision for prepayment for equipment	5,000,000	768,486	5,000,000
Tax loss carry forwards	330,832,639	50,848,045	519,393,542
Total deferred tax assets	401,743,718	61,746,879	610,100,105
Less: Valuation allowance	(401,743,718)	(61,746,879)	(610,100,105)	$ (93,770,669)	¥ (579,725,527)
Total deferred tax assets	0	0	¥ 0
Temporary differences related to amortization of intangible assets	¥ 0	$ 0